Warrants Classified as Liabilities (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Jun. 02, 2023
Warrants Classified as Liabilities [Line Items]
Value calculation percentage	100.00%
Warrant liability	$ 634,828	$ 3,162,401
Purchase warrant	$ 2,527,572
Risk-free interest rate	4.16%
Volatility perentage	118.00%
Warrant [Member]
Warrants Classified as Liabilities [Line Items]
Warrant liability	$ 1,711,527